Profit Before Income Tax Expenses (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2025	Dec. 31, 2024
Profit Before Income Tax Expenses [Abstract]
Schedule of Profit Before Income Tax Expenses

Profit before income tax expenses is arrived at after charging:

	Six months ended June 30,
	2024	2025
	USD’000 (unaudited)	USD’000 (unaudited)
Staff costs (including directors’ remuneration)
Fees, salaries and other benefits	239	379
Defined contribution retirement plan contributions	50	50
	289	429
Other items:
Depreciation of property, plant and equipment	543	604
Depreciation of right-of-use assets	10	10
Directors’ remuneration	23	93
Expenses for listing on Nasdaq	205	—

Profit before income tax expenses is arrived at after charging:

	Year ended December 31,
	2022	2023	2024
	USD’000	USD’000	USD’000
Staff costs
Salaries and other benefits	439	444	518
Staff welfare	1	—	1
Defined contribution retirement plan contributions	94	89	90
	534	533	609
Other items:
Depreciation of property, plant and equipment	919	1,091	1,091
Depreciation of right-of-use assets	20	20	17
Directors’ remuneration	17	46	72
Expense for listing on Hong Kong Stock Exchange	69	—	—
Expense for listing on Nasdaq Stock Exchange	—	731	708